Property and Equipment, Net (Details) - Schedule of property and equipment, net - CNY (¥) ¥ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 82,278	¥ 55,808
Less: accumulated depreciation	20,849	17,538
Property and equipment, net	61,429	38,270
Office real estate [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	20,996	20,995
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,267	5,100
Production and other machineries [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 55,015	¥ 29,713